CONSTRUCTION CONTRACT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and estimated earnings in excess of billings on uncompleted contract	$ 922,375	$ 2,790,084	$ 1,962,119
Long Term Contracts Or Programs One [Member]
Billings	(5,965,253)	(9,725,618)	19,066,400
Less: Costs	2,505,402	3,755,046	(8,249,145)
Estimated earnings	4,746,626	8,307,452	(8,855,136)
Costs and estimated earnings in excess of billings on uncompleted contract	1,286,775	2,336,880	1,962,119
Long Term Contracts Or Programs Two [Member]
Billings	14,916,618	9,810,427	(2,405,640)
Less: Costs	(4,302,086)	(1,886,705)	887,540
Estimated earnings	(9,692,157)	(5,133,638)	1,974,204
Costs and estimated earnings in excess of billings on uncompleted contract	922,375	2,790,084	456,104
Long Term Contracts Or Programs Three [Member]
Billings	(20,881,871)	(19,536,045)	21,472,040
Less: Costs	6,807,488	5,641,751	(9,136,685)
Estimated earnings	14,438,783	13,441,090	(10,829,340)
Costs and estimated earnings in excess of billings on uncompleted contract	$ 364,400	$ (453,204)	$ 1,506,015